Document and Entity Information	Mar. 15, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 15, 2022
Entity Registrant Name	OLD POINT FINANCIAL CORPORATION
Entity Incorporation, State or Country Code	VA
Entity File Number	000-12896
Entity Tax Identification Number	54-1265373
Entity Address, Address Line One	101 East Queen Street
Entity Address, City or Town	Hampton
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23669
City Area Code	757
Local Phone Number	728-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000740971
Title of 12(b) Security	Common Stock, $5.00 par value
Trading Symbol	OPOF
Security Exchange Name	NASDAQ